Related Party Debt and Transactions (Details Narrative) (10-K) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2015	Sep. 10, 2014	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015
Proceeds from related party debt				$ 2,000,000		$ 275,000	$ 2,000,000
Number of common stock shares issued for debt									176,734
Debt remaining balance								$ 60,000	$ 60,000
Debt unamortized discounts amount				$ 9,020	$ 32,056	9,020	$ 32,056	23,669	23,669
Debt instruments maturtity date	Jun. 30, 2015		Jul. 21, 2015	Mar. 31, 2020			Mar. 31, 2020
Accrued officer compensation								100,000	$ 100,000
Gain on forgiveness of accrued payroll								500,000
Related party expense								10,800
Debt monthly installment payment							$ 25,495	$ 1,000
Predecessor [Member]
Proceeds from related party debt										$ 120,000
Debt unamortized discounts amount										$ 0
Debt default interest rate										15.00%
Convertible notes payable to related parties										$ 120,000
Debt forgive amount
Series B Preferred Stock [Member]
Number of common stock shares issued for debt				53,073	30,000		53,073
Debt unamortized discounts amount											$ 142,434
Series B Preferred Stock [Member] | Predecessor [Member]
Debt conversion price per share										$ 0.375
Management [Member]
Proceeds from related party debt				$ 60,000
Debt bear interest rate											10.00%
Fair value of stock				$ 42,742
Debt maturity date beginning				Jun. 30, 2015
Debt maturity date ending				Mar. 31, 2020
Management [Member] | Series B Preferred Stock [Member]
Proceeds from related party debt				$ 2,000,000
Number of common stock shares issued for debt				53,073
Two Officers [Member]
Debt forgive amount			$ 500,000
Accrued officer compensation			$ 600,000
60 Day-Promissory Note [Member] | Management [Member]
Proceeds from related party debt				$ 50,000
Percentage of loan fee				1.50%
Debt bear interest rate				8.00%		8.00%
Loan fee				$ 750		$ 750
Number of common stock shares issued for debt				200,000
Fair value of stock				$ 29,420
Promissory Notes [Member] | Predecessor [Member]
Debt bear interest rate		10.00%
Debt face amount		$ 120,000
Debt instruments maturtity date		Dec. 10, 2014
Promissory Notes One [Member] | Related Party Shareholders And Officers [Member] | Predecessor [Member]
Debt face amount		$ 50,000
Promissory Notes Two [Member] | Related Party Shareholders And Officers [Member] | Predecessor [Member]
Debt face amount		50,000
Promissory Notes Three [Member] | Related Party Shareholders And Officers [Member] | Predecessor [Member]
Debt face amount		10,000
Promissory Notes Four [Member] | Related Party Shareholders And Officers [Member] | Predecessor [Member]
Debt face amount		$ 10,000